Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001604464
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	ATARA BIOTHERAPEUTICS, INC.
Entity File Number	001-36548
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	278-8930
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false